Derivative Financial Instruments	12 Months Ended
Sep. 30, 2014
Derivative Financial Instruments
Derivative Financial Instruments

10. Derivative Financial Instruments

The Company uses certain interest rate derivative contracts to hedge interest rate exposures on the Company’s variable rate debt. The Company enters into foreign currency derivative contracts with financial institutions to reduce the risk that its cash flows and earnings will be adversely affected by foreign currency exchange rate fluctuations. The Company’s hedging program is not designated for trading or speculative purposes.

The Company recognizes derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value. The Company records changes in the fair value (i.e., gains or losses) of the derivatives that have been designated as accounting hedges in the accompanying consolidated statements of operations as cost of revenue, interest expense or to accumulated other comprehensive loss in the accompanying consolidated balance sheets.

Cash Flow Hedges

The Company uses interest rate swap agreements designated as cash flow hedges to fix the variable interest rates on portions of the Company’s debt. The Company also uses foreign currency options designated as cash flow hedges to hedge forecasted revenue transactions denominated in currencies other than the U.S. dollar. The Company initially reports any gain on the effective portion of a cash flow hedge as a component of accumulated other comprehensive loss. Depending on the type of cash flow hedge, the gain is subsequently reclassified to either interest expense when the interest expense on the variable rate debt is recognized, or to cost of revenue when the hedged revenues are recorded. If the hedged transaction becomes probable of not occurring, any gain or loss related to interest rate swap agreements or foreign currency options would be recognized in other income (expense). Further, the Company excludes the change in the time value of the foreign currency options from the assessment of hedge effectiveness. The Company records the premium paid or time value of an option on the date of purchase as an asset. Thereafter, the Company recognizes any change to this time value in cost of revenue.

The notional principal, fixed rates and related expiration dates of the Company’s outstanding interest rate swap agreements were as follows:

September 30, 2014
Notional Amount (in millions)	Fixed Rate	Expiration Date
$300.0	1.63%	June 2018
250.0	0.95%	September 2015
200.0	0.68%	December 2014

September 30, 2013
Notional Amount (in millions)	Fixed Rate	Expiration Date
$250.0	0.95%	September 2015
200.0	0.68%	December 2014
150.0	0.55%	December 2013

There were no foreign currency options to purchase British Pounds (GBP) with Brazilian Reals (BRL) at September 30, 2014. The notional principal of foreign currency options to purchase GBP with BRL was BRL 2.1 million (or approximately $0.9 million) at September 30, 2013.

Foreign Currency Forward Contracts

The Company uses foreign currency forward contracts, which are not designated as accounting hedges, to hedge intercompany transactions and other monetary assets or liabilities denominated in currencies other than the functional currency of a subsidiary. Gains and losses on these contracts are recognized in cost of revenue for those instruments related to the provision of their respective services or general and administrative expenses, along with the offsetting losses and gains of the related hedged items. The notional principal of foreign currency forward contracts to purchase U.S. dollars with foreign currencies was $69.5 million at September 30, 2014. The notional principal of foreign currency forward contracts to sell U.S. dollars for foreign currencies was $71.5 million at September 30, 2014. The notional principal of foreign currency forward contracts to purchase GBP with BRL was BRL 1.1 million (or approximately $0.4 million) at September 30, 2014. The notional principal of foreign currency forward contracts to purchase U.S. dollars with foreign currencies was $171.8 million at September 30, 2013. The notional principal of foreign currency forward contracts to sell U.S. dollars for foreign currencies was $174.2 million at September 30, 2013. The notional principal of foreign currency forward contracts to purchase GBP with BRL was BRL 4.0 million (or approximately $1.8 million) at September 30, 2013. The notional principal of foreign currency forward contracts to sell GBP for BRL was BRL 8.2 million (or approximately $3.6 million) at September 30, 2013.

Other Derivatives

Other derivatives that are not designated as hedging instruments consist of option contracts that the Company uses to hedge anticipated transactions in currencies other than the functional currency of a subsidiary. The Company recognizes gains and losses on these contracts as well as the offsetting losses and gains of the related hedged item costs in cost of revenue. The Company records the premium paid or time value of an option on the date of purchase as an asset. Thereafter, the Company recognizes any change to this time value in cost of revenue. There were no such option contracts were outstanding at September 30, 2014 and 2013.

The fair values of our outstanding derivative instruments were as follows (in millions):

		Fair Value of Derivative Instruments as of
	Balance Sheet Location	Sep 30, 2014	Sep 30, 2013
Derivative assets
Derivatives designated as hedging instruments:
Foreign currency options	Prepaid expenses and other current assets	$—	$0.1
Interest rate swap agreements	Other non-current asset	1.7	—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Prepaid expenses and other current assets	3.1	1.6

Total		$4.8	$1.7

Derivative liabilities
Derivatives designated as hedging instruments:
Interest rate swap agreements	Accrued expenses and other current liabilities	$4.8	$2.6
Interest rate swap agreements	Other long-term liabilities	—	1.1
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Accrued expenses and other current liabilities	3.7	1.5

Total		$8.5	$5.2

At September 30, 2014, the effective portion of the Company’s interest rate swap agreements designated as cash flow hedges before tax effect was $3.0 million, of which $4.8 million is expected to be reclassified from accumulated other comprehensive loss to interest expense within the next 12 months. At September 30, 2014, the effective portion of the Company’s foreign currency options designated as cash flow hedges before tax effect were immaterial.

The effect of derivative instruments in cash flow hedging relationships on income and other comprehensive income is summarized below (in millions):

	Increase in Losses Recognized in Accumulated Other Comprehensive Loss on Derivatives Before Tax Effect (Effective Portion)
	Year Ended September 30,
	2014	2013	2012
Derivatives in cash flow hedging relationship:
Interest rate swap agreements	$(2.4)	$(0.5)	$(8.4)

		Losses Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)
		Year Ended September 30,
	Location	2014	2013	2012
Derivatives in cash flow hedging relationship:
Interest rate swap agreements	Interest expense	$(2.9)	$(3.1)	$(2.2)
Foreign currency options	Cost of revenue	(0.1)	—	—

		Losses Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion) (1)
		Year Ended September 30,
	Location	2014	2013		2012
Derivatives in cash flow hedging relationship:
Foreign currency options	Cost of revenue	$—	$(0.	1)	$(0.1)

(1)	Losses related to the ineffective portion of the hedges were not material in all periods presented.

The gain recognized in accumulated other comprehensive loss from the Company’s foreign currency options was immaterial for all years presented. The gain reclassified from accumulated other comprehensive loss into income from the foreign currency options was immaterial for all years presented. Additionally, there were no losses recognized in income due to amounts excluded from effectiveness testing from the Company’s interest rate swap agreements.

The effect of derivative instruments not designated as hedging instruments on income is summarized below (in millions):

		Gains / (Losses) Recognized in Income on Derivatives (Amount Excluded from Effectiveness Testing and Ineffective Portion) (1)
		Year Ended September 30,
	Location	2014	2013	2012
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	General and administrative expenses	$(0.1)	$(4.7)	$4.2
Foreign currency forward contracts	Cost of revenue	—	—	0.1
Option contracts	Cost of revenue	—	(0.3)	(0.1)

		$(0.1)	$(5.0)	$4.2

(1)	Losses related to the ineffective portion of the hedges were not material in all periods presented.